Current and deferred income tax (Details 5) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current And Deferred Income Tax
Profit for the year before income tax at the prevailing tax rate (i)	$ (5,357,337)	$ (1,746,909)	$ (6,346,363)
Tax effects of:
Rate change	4,729,172
Share of profit of associates and joint ventures	226,273	55,399	71,505
Non-taxable financial dividends	122,597	63,529
Non-deductible / non-taxable items	(7,223)	5,548	2,492
Derivative special tax	(846)
Difference between provisions and affidavits	1,077
Minimum presumed income tax	33
(Recovery) / expiration of carry-forwards		7,038	(7,038)
Results from revaluation of equity interest held before combination		2,666
Other	(186)	3,548	510
Income tax loss	$ 286,506	$ 1,609,181	$ 6,278,894